Group Companies - Additional Information - Associates (Detail)	12 Months Ended
Dec. 31, 2019
La Banque Postale Asset Management (LBPAM) [member] | Asset Management [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	25.00%
Name of associate	La Banque Postale Asset Management
Country of incorporation of associate	France
Americas [member] | Aegon Life Insurance Company [member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	50.00%
Name of associate	Mongeral Aegon, Seguros e Previdencia S.A.
Country of incorporation of associate	Brazil